Condensed Interim Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Expenses
Exploration and evaluation costs	$ 564,896	$ 228,528	$ 2,358,043	$ 660,143
General and administrative expenses	870,186	145,882	1,585,123	827,384
Loss from operating expenses	(1,435,082)	(374,410)	(3,943,166)	(1,487,527)
Interest expense	0	(2,773)	0	(6,967)
Other income	106,737	10,966	122,130	40,999
Realized gain (loss) on investments	0	5,139	35,051	(4,637)
Revaluation of warrant liability	0	(218,083)	0	247,062
Unrealized gain (loss) on investments	347,220	2,512,303	(2,173,929)	3,100,285
Income (loss) and comprehensive income (loss) for the period	$ (981,125)	$ 1,933,142	$ (5,959,914)	$ 1,889,215
Weighted average number of common shares outstanding
- Basic #	35,866,732	26,285,074	34,731,823	23,402,947
- Diluted #	35,866,732	26,285,074	34,731,823	23,402,947
Basic earnings (loss) per share $	$ (0.03)	$ 0.07	$ (0.17)	$ 0.08
Diluted earnings (loss) per share $	$ (0.03)	$ 0.07	$ (0.17)	$ 0.08